UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
3/31/17 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (85.3%)(a)
			Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/47			$3,000,000	$3,332,813
4.50%, TBA, 4/1/47			2,000,000	2,144,844
4.00%, TBA, 4/1/47			5,000,000	5,244,922
3.50%, TBA, 5/1/47			47,000,000	47,982,225
3.50%, TBA, 4/1/47			60,000,000	61,378,128
3.00%, TBA, 4/1/47			59,000,000	58,502,188
2.50%, TBA, 4/1/47			6,000,000	5,720,625

Total U.S. government agency mortgage obligations (cost $183,895,978)				$184,305,745

U.S. TREASURY OBLIGATIONS (0.2%)(a)
			Principal amount	Value

U.S. Treasury Notes
1.625%, 7/31/20(i)			$205,000	$205,594
1.375%, 9/30/20(i)			92,000	91,098
0.750%, 3/31/18(i)			113,000	112,621

Total U.S. treasury obligations (cost $409,313)				$409,313

MORTGAGE-BACKED SECURITIES (47.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (18.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.122%, 4/15/37			$38,987	$59,589
IFB Ser. 2979, Class AS, 20.929%, 3/15/34			384	385
IFB Ser. 3072, Class SM, 20.452%, 11/15/35			106,040	152,612
IFB Ser. 3249, Class PS, 19.265%, 12/15/36			77,378	107,828
IFB Ser. 3065, Class DC, 17.123%, 3/15/35			247,990	356,545
Ser. 4077, Class IK, IO, 5.00%, 7/15/42			2,021,689	420,669
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,540,177	326,672
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			765,567	142,549
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			1,734,552	323,570
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			1,203,722	213,661
Ser. 4462, IO, 4.00%, 4/15/45			936,411	188,453
Ser. 4425, IO, 4.00%, 1/15/45			4,511,996	875,102
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			2,377,952	521,960
Ser. 4403, Class CI, IO, 4.00%, 10/15/44			1,311,046	234,350
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			4,091,677	687,115
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			3,491,571	582,743
Ser. 4122, Class CI, IO, 3.50%, 10/15/42			2,655,086	352,213
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			1,279,508	150,246
Ser. 304, Class C37, IO, 3.50%, 12/15/27			1,559,433	155,741
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			1,840,595	136,319
FRB Ser. 57, Class 1AX, IO, 0.372%, 7/25/43			1,196,629	13,109
Ser. 3300, PO, zero %, 2/15/37			27,118	23,334
Ser. 3326, Class WF, zero %, 10/15/35			854	643

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 34.01%, 7/25/36			48,384	87,546
IFB Ser. 06-8, Class HP, 20.967%, 3/25/36			159,911	251,685
IFB Ser. 07-53, Class SP, 20.601%, 6/25/37			104,382	152,426
IFB Ser. 08-24, Class SP, 19.684%, 2/25/38			117,054	159,879
IFB Ser. 05-122, Class SE, 19.664%, 11/25/35			139,604	187,974
IFB Ser. 05-83, Class QP, 14.842%, 11/25/34			109,766	135,433
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			2,077,573	499,726
IFB Ser. 13-90, Class SD, IO, 5.618%, 9/25/43			2,934,409	604,874
Ser. 374, Class 6, IO, 5.50%, 8/25/36			172,420	33,330
IFB Ser. 10-140, Class GS, IO, 5.018%, 7/25/39			3,608,506	384,125
Ser. 378, Class 19, IO, 5.00%, 6/25/35			539,359	98,433
IFB Ser. 13-103, Class SK, IO, 4.938%, 10/25/43			1,427,761	305,509
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			512,724	122,171
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			2,897,824	365,676
Ser. 366, Class 22, IO, 4.50%, 10/25/35			106,502	4,515
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47			1,501,951	275,984
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			1,832,648	286,052
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			1,630,748	275,564
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			1,239,053	194,280
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			635,208	99,467
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46			2,655,080	412,068
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37			4,410,800	268,266
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,023,663	172,011
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			2,318,668	251,344
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			2,263,933	158,430
Ser. 99-51, Class N, PO, zero %, 9/17/29			9,381	7,974

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.716%, 3/30/30			1,035,887	22,013

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.172%, 9/20/43			1,115,928	176,239
IFB Ser. 13-99, Class VS, IO, 5.172%, 7/16/43			730,122	117,703
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			987,632	194,455
Ser. 14-76, IO, 5.00%, 5/20/44			1,175,095	241,331
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43			2,276,036	255,521
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43			2,042,637	433,109
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			1,244,380	263,919
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			818,900	172,256
Ser. 12-146, IO, 5.00%, 12/20/42			1,902,598	406,832
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			589,221	40,477
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			259,477	15,234
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			467,158	37,556
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			655,894	138,640
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			956,083	200,328
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			4,272,476	908,132
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,442,801	521,392
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			824,821	176,258
IFB Ser. 14-119, Class SA, IO, 4.622%, 8/20/44			2,898,887	449,327
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			1,353,302	292,652
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46			3,863,677	493,817
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			1,933,101	393,869
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			2,859,836	596,267
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43			1,183,512	161,605
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			422,022	73,179
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41			1,617,000	329,931
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			169,736	23,279
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,920,131	379,571
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,966,390	396,029
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			2,017,639	403,683
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			975,606	195,382
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			889,203	209,692
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			407,379	43,508
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			1,751,161	152,141
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			167,474	2,931
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			5,721,418	1,001,248
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45			1,790,014	321,069
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			3,381,052	611,720
Ser. 15-60, Class PI, IO, 4.00%, 4/20/45			1,535,699	309,059
Ser. 15-40, IO, 4.00%, 3/20/45			2,872,632	611,107
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			2,013,047	370,300
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			1,234,884	215,129
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,996,909	352,216
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			4,900,438	737,553
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46			2,146,471	387,170
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45			2,610,090	407,827
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			2,238,202	351,375
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,506,921	185,323
Ser. 13-76, IO, 3.50%, 5/20/43			3,486,678	583,879
Ser. 13-28, IO, 3.50%, 2/20/43			1,176,394	174,024
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			1,666,954	267,096
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,546,978	409,809
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,774,076	286,620
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			1,849,504	361,948
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			2,035,844	418,584
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38			2,628,831	332,505
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28			4,614,032	489,700
Ser. 16-H23, Class NI, IO, 2.591%, 10/20/66			10,352,203	1,436,886
Ser. 16-H24, Class JI, IO, 2.496%, 11/20/66			3,225,727	425,393
Ser. 16-H03, Class AI, IO, 2.371%, 1/20/66			3,254,788	349,890
Ser. 16-H14, Class AI, IO, 2.233%, 6/20/66			2,803,821	347,954
Ser. 16-H17, Class KI, IO, 2.197%, 7/20/66			1,951,162	237,798
Ser. 16-H16, Class EI, IO, 2.175%, 6/20/66			2,808,280	357,213
Ser. 15-H24, Class AI, IO, 2.141%, 9/20/65			3,950,507	400,581
Ser. 16-H02, Class HI, IO, 2.136%, 1/20/66			4,549,680	441,319
Ser. 16-H03, Class DI, IO, 2.036%, 12/20/65			3,882,175	378,512
Ser. 16-H10, Class AI, IO, 2.014%, 4/20/66			6,243,986	516,378
Ser. 15-H10, Class BI, IO, 2.008%, 4/20/65			2,561,999	279,245
Ser. 16-H09, Class BI, IO, 1.94%, 4/20/66			5,471,674	626,780
Ser. 16-H06, Class DI, IO, 1.917%, 7/20/65			5,807,284	531,947
Ser. 16-H06, Class CI, IO, 1.906%, 2/20/66			6,386,568	493,043
Ser. 15-H25, Class EI, IO, 1.833%, 10/20/65			3,844,443	355,611
FRB Ser. 15-H08, Class CI, IO, 1.78%, 3/20/65			2,062,826	191,282
Ser. 15-H23, Class BI, IO, 1.715%, 9/20/65			4,413,944	395,931
Ser. 16-H24, Class CI, IO, 1.689%, 10/20/66			3,126,445	289,453
Ser. 13-H08, Class CI, IO, 1.663%, 2/20/63			5,283,309	346,585
Ser. 16-H14, IO, 1.66%, 6/20/66			2,555,531	210,831
Ser. 15-H25, Class AI, IO, 1.603%, 9/20/65			6,379,707	513,566
Ser. 14-H21, Class BI, IO, 1.536%, 10/20/64			3,858,251	287,440
Ser. 15-H26, Class CI, IO, 0.648%, 8/20/65			11,087,857	196,255
Ser. 06-36, Class OD, PO, zero %, 7/16/36			2,400	2,012

				39,535,574
Commercial mortgage-backed securities (17.6%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class AJ, 5.761%, 6/10/49			298,000	302,470
Ser. 06-4, Class AJ, 5.695%, 7/10/46			141,993	141,716

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.339%, 2/10/51			23,925,882	30,209

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			1,453,000	1,409,410
Ser. 05-PWR7, Class B, 5.214%, 2/11/41			800,354	801,154
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			484,906	489,717

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.693%, 3/11/39			495,656	473,654

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.159%, 11/15/44			578,000	560,916
FRB Ser. 07-CD5, Class XS, IO, 0.151%, 11/15/44			14,358,273	1,804

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.755%, 12/15/47			326,000	324,347
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47			822,000	734,293

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class C, 5.995%, 3/15/49			300,000	300,000

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 4.877%, 9/10/45			779,712	728,563
FRB Ser. 14-GC21, Class D, 4.836%, 5/10/47			826,000	682,359

COBALT CMBS Commercial Mortgage Trust
FRB Ser. 07-C3, Class AJ, 5.88%, 5/15/46			269,000	271,404
Ser. 07-C2, Class AJFX, 5.568%, 4/15/47			410,000	410,246

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45			700,000	444,486

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377%, 12/10/46			384,033	384,302

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.737%, 7/15/47			840,000	680,400
FRB Ser. 13-CR9, Class D, 4.256%, 7/10/45			452,000	397,037
Ser. 13-LC13, Class E, 3.719%, 8/10/46			566,000	389,125
Ser. 14-CR18, Class E, 3.60%, 7/15/47			493,000	314,485

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.652%, 12/15/39			2,753,366	9,637

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			565,158	576,178

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			781,000	658,356

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			80,806	81,098

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			299,000	279,685
FRB Ser. 05-GG4, Class XC, IO, 1.477%, 7/10/39			604,079	785

GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44			528,000	487,978
FRB Ser. 14-GC18, Class D, 4.945%, 1/10/47			630,000	530,505

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.047%, 11/15/45			550,000	520,266
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47			844,000	724,236
FRB Ser. C14, Class D, 4.564%, 8/15/46			289,000	264,080
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47			381,000	266,814
FRB Ser. 13-C12, Class E, 4.087%, 7/15/45			138,000	98,228
FRB Ser. 14-C26, Class D, 3.926%, 1/15/48			933,000	759,730
Ser. 14-C25, Class E, 3.332%, 11/15/47			656,000	400,619

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class E, 4.413%, 12/15/47			650,000	595,335

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.178%, 2/12/51			39,500	40,452
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			139,044	140,667

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.278%, 2/12/51			449,000	421,746
FRB Ser. 07-CB20, Class C, 6.278%, 2/12/51			1,004,000	883,520
FRB Ser. 11-C3, Class E, 5.622%, 2/15/46			321,000	326,361
FRB Ser. 11-C3, Class F, 5.622%, 2/15/46			401,000	407,416
FRB Ser. 13-C16, Class D, 4.975%, 12/15/46			237,000	222,113
FRB Ser. 12-C8, Class E, 4.677%, 10/15/45			271,000	248,482
FRB Ser. 13-C13, Class D, 4.053%, 1/15/46			198,000	185,721
Ser. 13-C13, Class E, 3.986%, 1/15/46			818,000	562,048
Ser. 13-C10, Class E, 3.50%, 12/15/47			833,000	607,257
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			558,000	376,371
FRB Ser. 07-CB20, Class X1, IO, 0.346%, 2/12/51			27,759,273	22,413

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			190,678	195,555
Ser. 98-C4, Class J, 5.60%, 10/15/35			379,000	386,845

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.547%, 3/15/39			229,824	226,445
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			824,000	248,667

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.229%, 4/20/48			413,000	344,417

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.301%, 2/12/51			269,000	273,923

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 4.546%, 12/15/49			525,650	3,154

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.698%, 8/15/47			1,047,000	877,597
FRB Ser. 12-C6, Class F, 4.648%, 11/15/45			512,000	427,469
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			800,000	600,720
FRB Ser. 13-C10, Class D, 4.084%, 7/15/46			645,000	570,384
Ser. 14-C15, Class F, 4.00%, 4/15/47			440,000	296,771
Ser. 14-C17, Class E, 3.50%, 8/15/47			602,000	376,551
Ser. 15-C24, Class D, 3.257%, 5/15/48			383,000	265,052

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.791%, 6/11/42			141,000	145,822
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			986,000	435,092
Ser. 07-HQ11, Class B, 5.538%, 2/12/44			556,000	539,320
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			385,000	384,620
FRB Ser. 06-HQ8, Class D, 5.399%, 3/12/44			513,000	207,421

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.301%, 1/11/43			302,000	299,614
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			389,260	382,327

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)			158,000	3,555

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			480,617	36,046

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.885%, 5/10/63			476,000	342,006

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.087%, 6/15/45			1,633,000	1,218,871
Ser. 07-C30, Class AJ, 5.413%, 12/15/43			486,249	488,353
FRB Ser. 07-C34, IO, 0.40%, 5/15/46			7,770,957	11,656

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			479,000	382,242
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			649,000	589,199
Ser. 14-LC16, Class D, 3.938%, 8/15/50			814,000	676,107

WF-RBS Commercial Mortgage Trust 144A
Ser. 12-C6, Class E, 5.00%, 4/15/45			525,000	414,068
Ser. 11-C4, Class F, 5.00%, 6/15/44			1,331,000	1,073,052
FRB Ser. 13-C16, Class D, 4.982%, 9/15/46			174,000	161,455
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			875,000	641,900
FRB Ser. 13-UBS1, Class E, 4.627%, 3/15/46			555,000	403,707
Ser. 12-C7, Class F, 4.50%, 6/15/45			2,626,000	1,919,606
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			815,000	719,189
FRB Ser. 12-C10, Class D, 4.455%, 12/15/45			500,000	440,625
Ser. 14-C19, Class D, 4.234%, 3/15/47			187,000	156,724

				38,136,321
Residential mortgage-backed securities (non-agency) (11.4%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.072%, 11/27/36			592,614	402,978
FRB Ser. 12-RR5, Class 4A8, 0.948%, 6/26/35			151,338	146,110

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, 3.907%, 4/25/34			279,966	279,451
FRB Ser. 05-8, Class 21A1, 3.311%, 10/25/35			441,917	426,450

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.857%, 9/25/34			33,576	15,644

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.282%, 7/25/25 (Bermuda)			353,421	360,490

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.28%, 6/25/46			764,930	727,066
FRB Ser. 05-38, Class A1, 2.138%, 9/25/35			266,412	255,266
FRB Ser. 06-OA7, Class 1A2, 1.578%, 6/25/46			620,290	545,328
FRB Ser. 05-38, Class A3, 1.332%, 9/25/35			749,506	650,989
FRB Ser. 05-59, Class 1A1, 1.306%, 11/20/35			564,776	499,600
FRB Ser. 07-OH1, Class A1D, 1.192%, 4/25/47			229,444	181,344
FRB Ser. 06-OA10, Class 4A1, 1.172%, 8/25/46			2,473,326	2,102,327

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.482%, 1/25/25			1,273,895	1,636,068
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.482%, 10/25/28			249,974	295,066
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.982%, 7/25/28			785,773	911,260
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.332%, 4/25/28			602,836	700,912
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.532%, 12/25/27			561,361	632,908
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 6.132%, 11/25/28			590,000	654,606
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.632%, 10/25/28			250,000	270,229

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.232%, 9/25/28			879,964	1,137,763
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.732%, 10/25/28			500,000	627,913
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.732%, 8/25/28			590,000	743,389
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 11.232%, 1/25/29			119,990	139,236
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.882%, 10/25/28			1,557,370	1,772,227
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.682%, 4/25/28			1,403,350	1,586,477
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.532%, 4/25/28			210,000	233,968
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.982%, 7/25/25			1,965,000	2,160,386
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.982%, 7/25/25			380,000	414,636
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.232%, 4/25/29			90,000	95,139
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.982%, 5/25/25			82,364	86,657
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.982%, 5/25/25			119,650	125,724

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1.162%, 5/25/36			765,514	390,871

MortgageIT Trust FRB Ser. 05-3, Class M2, 1.512%, 8/25/35			227,019	199,488

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, 1.142%, 1/25/37			652,568	553,545

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1.162%, 1/25/37			570,232	482,292

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.784%, 9/25/35			143,096	141,566
FRB Ser. 05-AR19, Class A1C3, 1.482%, 12/25/45			797,212	726,419
FRB Ser. 05-AR19, Class A1C4, 1.382%, 12/25/45			514,353	446,741
FRB Ser. 05-AR17, Class A1B3, 1.332%, 12/25/45			944,527	874,621

				24,633,150

Total mortgage-backed securities (cost $102,577,259)				$102,305,045

CORPORATE BONDS AND NOTES (32.3%)(a)
			Principal amount	Value

Basic materials (3.6%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$73,000	$75,738

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			161,000	176,295

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			200,000	201,500

ArcelorMittal SA sr. unsec. unsub. bonds 10.60%, 6/1/19 (France)			138,000	163,530

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			86,000	95,353

ArcelorMittal SA sr. unsec. unsub. notes 7.75%, 10/15/39 (France)			26,000	29,510

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			202,000	215,130

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			82,000	98,195

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			188,000	191,290

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			224,000	227,360

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			323,000	375,488

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			65,000	65,975

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			135,000	136,098

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			160,000	160,000

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			200,000	210,300

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			64,000	68,896

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			165,000	174,900

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			192,000	187,920

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			270,000	265,950

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			75,000	78,563

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)			200,000	207,460

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			87,000	89,610

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			179,000	182,866

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			13,000	12,058

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			80,000	82,000

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			131,000	135,258

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			240,000	272,400

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			35,000	36,750

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			65,000	70,525

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			46,000	48,070

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			154,000	173,250

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			184,000	211,140

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			106,000	107,458

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			100,000	100,500

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			194,000	207,638

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			98,000	98,245

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			111,000	111,416

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			130,000	137,150

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			20,000	20,425

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			345,000	358,800

Olin Corp. sr. unsec. bonds 5.125%, 9/15/27			60,000	61,014

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			15,000	16,725

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			21,000	23,363

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			40,000	42,500

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			216,000	234,900

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			45,000	47,700

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			139,000	162,978

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			135,000	140,569

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			50,000	52,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			25,000	25,938

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			45,000	45,563

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			56,000	57,831

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			49,000	47,591

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			136,000	137,190

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			43,000	44,505

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			55,000	56,925

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			60,000	62,100

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			120,000	124,500

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			73,000	75,920

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			70,000	67,900

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			281,000	296,104

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			165,000	184,388

				7,869,464
Capital goods (2.0%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			240,000	242,400

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			100,000	100,500

ARD Finance SA sr. notes Ser. REGS, 6.625%, 9/15/23 (Luxembourg)(PIK)		EUR	100,000	109,902

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			$245,000	261,844

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			125,000	130,000

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			87,000	86,783

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			60,000	63,450

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			105,000	109,069

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			170,000	186,575

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			247,000	270,465

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			100,000	114,750

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			240,000	244,500

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			215,000	221,719

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			223,000	220,213

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			136,000	139,400

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)		EUR	100,000	103,450

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			$85,000	87,763

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			269,000	279,424

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			127,000	135,969

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			190,000	195,105

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			285,000	302,337

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			145,000	146,994

TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			45,000	45,394

Welbilt, Inc. sr. unsec. notes 9.50%, 2/15/24			284,000	327,310

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			215,000	222,525

				4,347,841
Communication services (4.1%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			200,000	208,000

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)			200,000	212,500

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			200,000	212,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			66,000	73,095

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			35,000	36,138

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			178,000	184,230

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			220,000	232,100

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			44,000	46,200

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			84,000	86,520

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			145,000	151,163

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			50,000	52,420

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			189,000	191,599

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			135,000	137,025

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			217,000	227,308

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			378,000	376,583

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			146,000	158,045

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			235,000	272,600

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			200,000	171,880

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			400,000	357,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			127,000	133,382

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			65,000	63,213

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			164,000	166,050

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			136,000	143,480

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			35,000	29,925

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			158,000	142,003

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			8,000	8,480

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			71,000	42,600

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			199,000	120,271

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			36,000	37,530

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			200,000	206,000

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			400,000	414,500

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			200,000	201,500

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			182,000	192,238

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			173,000	188,354

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			523,000	579,223

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			175,000	188,913

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			218,000	232,170

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			135,000	145,463

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			65,000	67,113

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			35,000	35,569

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			240,000	252,600

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	365,000	428,526

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5.625%, 4/15/23 (Germany)		EUR	83,200	94,031

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5.75%, 1/15/23 (Germany)		EUR	88,290	99,198

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%, 4/15/27 (Canada)			$60,000	60,600

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			201,000	209,543

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	100,000	126,269

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$239,000	234,818

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			132,000	137,445

Wind Acquisition Finance SA 144A company guaranty sr. notes 4.00%, 7/15/20 (Luxembourg)		EUR	125,000	135,517

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$306,000	271,575

				8,775,005
Consumer cyclicals (5.0%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23			43,000	41,065

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			71,000	74,106

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			135,000	138,375

AMC Entertainment Holdings, Inc. 144A company guaranty sr. unsec. sub. bonds 6.125%, 5/15/27			43,000	43,376

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			45,000	45,450

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			150,000	155,625

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			193,000	196,378

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			97,000	38,800

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			109,000	117,448

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			250,000	258,438

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			140,000	150,500

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			140,000	152,950

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			80,000	84,000

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			40,000	42,000

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			45,000	45,900

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			120,000	123,000

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			67,000	68,340

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			65,000	65,683

Cirsa Funding Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 5.875%, 5/15/23 (Luxembourg)		EUR	100,000	112,347

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			$76,000	76,570

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			105,000	109,200

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			195,000	203,775

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			80,000	83,200

Eagle II Acquisition Co., LLC 144A sr. unsec. unsub. notes 6.00%, 4/1/25			35,000	36,050

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			175,000	187,688

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			70,000	71,313

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			33,000	32,347

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			100,000	98,552

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			180,000	188,406

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			65,000	67,113

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	335,000	260,410

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			$90,000	88,763

Hilton Worlwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			135,000	136,350

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			115,000	113,850

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			166,000	142,013

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			94,000	96,952

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			240,000	257,326

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			215,000	222,525

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			45,000	46,294

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			68,000	73,440

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			29,000	28,710

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			115,000	111,263

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			94,000	97,055

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			73,000	75,190

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			129,000	133,676

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			60,000	60,000

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			65,000	66,332

Matalan Finance PLC sub. notes Ser. REGS, 6.875%, 6/1/19 (United Kingdom)		GBP	100,000	105,895

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			$30,000	31,125

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			237,000	241,740

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			30,000	31,575

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			175,000	193,813

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			314,000	314,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			125,000	95,781

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			78,000	43,875

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			100,000	60,212

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			130,000	131,950

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			70,000	69,738

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			88,000	91,080

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			90,000	92,025

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			125,000	130,938

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			83,000	85,698

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			85,000	84,363

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			200,000	207,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			48,000	47,040

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			109,000	109,273

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			155,000	160,425

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			40,000	41,500

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			153,000	158,546

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			24,000	24,540

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			165,000	167,475

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			145,000	148,263

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			504,000	537,390

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			45,000	42,638

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			216,000	230,580

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			280,000	283,500

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			105,000	112,613

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			155,000	154,613

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			195,000	193,050

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			95,000	100,463

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			15,000	15,769

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			30,000	30,975

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			201,000	203,637

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			169,000	170,268

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			300,000	309,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			70,000	72,363

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			44,000	43,384

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			43,000	42,946

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			160,000	166,800

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			87,000	81,780

				10,777,783
Consumer staples (1.5%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			340,000	352,750

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24			200,000	210,000

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			258,000	264,128

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			104,000	108,290

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			395,000	416,212

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			135,000	141,075

Europcar Groupe SA sub. notes Ser. REGS, 5.75%, 6/15/22 (France)		EUR	100,000	111,712

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$98,000	79,135

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			104,000	106,080

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			83,000	85,075

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			115,000	117,013

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			115,000	117,444

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			130,000	132,600

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			32,000	32,640

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			80,000	83,000

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			80,000	80,600

Pizzaexpress Financing 2 PLC company guaranty sr. notes Ser. REGS, 6.625%, 8/1/21 (United Kingdom)		GBP	100,000	128,494

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			$104,000	105,820

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			62,000	61,845

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			190,000	189,763

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			238,000	235,918

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			85,000	92,331

				3,251,925
Energy (6.4%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			390,000	406,575

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			70,000	71,575

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			94,000	95,234

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			150,000	154,064

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			69,000	71,415

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			71,000	62,480

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			18,000	16,223

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			74,000	60,958

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			268,000	217,750

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			269,000	280,433

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			20,000	18,200

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			177,000	185,408

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			93,000	93,000

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			256,000	264,960

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			65,000	65,406

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			28,000	28,945

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			20,000	17,200

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			376,000	349,680

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			67,000	65,199

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			32,000	26,240

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			63,000	66,465

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			190,000	194,750

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			50,000	50,295

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			150,000	159,375

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			377,000	355,323

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			130,000	120,900

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			82,000	86,100

FTS International, Inc. company guaranty sr. notes 6.25%, 5/1/22			43,000	37,625

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			217,000	243,854

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			80,000	94,255

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			152,000	159,600

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			167,000	173,263

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			105,000	104,738

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)			430,000	484,167

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			18,000	16,110

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			70,000	62,563

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			40,000	40,000

Murray Energy Corp. 144A notes 11.25%, 4/15/21			43,000	33,218

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			100,000	106,125

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			95,000	99,218

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			110,000	111,650

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			119,000	121,975

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			45,000	45,563

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)			200,000	211,763

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			285,000	293,654

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			640,000	632,000

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			54,000	62,505

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			572,000	646,074

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			990,000	1,015,988

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			132,000	138,600

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			688,000	240,869

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			811,000	276,551

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes Ser. REGS, 9.00%, perpetual maturity (Venezuela)			194,000	94,333

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			760,000	266,076

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.625%, 6/15/35 (Mexico)			380,000	391,438

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			475,000	424,698

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,875,000	1,797,131

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			6,000	5,685

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			45,000	47,363

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			160,000	164,000

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			76,000	74,480

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			26,000	25,691

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			85,000	83,513

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			133,000	138,985

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			20,000	2

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			107,000	109,675

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			81,000	76,545

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			43,000	43,753

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			180,000	181,350

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			80,000	82,800

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			40,000	41,200

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			45,000	47,025

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			30,000	8,700

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			25,000	27,188

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			45,000	52,088

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			100,000	99,375

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			38,000	37,905

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			39,000	43,388

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			164,000	173,840

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			297,000	302,198

				13,876,506
Financials (4.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			150,000	151,125

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			338,000	401,375

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			85,000	87,019

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			72,000	93,600

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			50,000	52,938

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			80,000	87,300

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			75,000	79,596

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			125,000	130,469

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			325,000	340,233

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			43,000	39,238

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			174,000	178,460

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			134,000	133,665

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			100,000	61,500

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			250,000	295,625

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			100,000	118,250

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			80,000	80,650

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			53,000	53,000

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			220,000	229,350

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			68,000	70,380

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			195,000	197,925

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.75%, 2/1/24			75,000	77,344

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.25%, 2/1/22			75,000	76,125

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			9,000	8,033

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)			200,000	191,000

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			45,000	45,675

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			10,000	10,063

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			125,000	135,938

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			125,000	126,250

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			270,000	273,375

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			64,000	66,880

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			83,000	86,528

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			245,000	249,900

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			200,000	198,978

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			95,000	111,625

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			200,000	197,250

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)			900,000	951,863

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			250,000	273,750

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			50,000	54,625

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			46,000	46,403

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			43,000	43,430

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			25,000	23,000

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			131,000	134,930

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152%, perpetual maturity (Jersey)		EUR	200,000	223,265

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			$198,000	201,465

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			255,000	284,283

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			1,548,000	1,623,431

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			700,000	760,375

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)			300,000	338,625

				9,696,107
Health care (2.2%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			130,000	123,175

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			155,000	166,431

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			34,000	34,191

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			135,000	138,713

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			247,000	212,420

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			17,000	16,681

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			42,000	38,483

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			120,000	23,400

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			25,000	17,875

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			124,000	130,898

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			158,000	135,880

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			200,000	175,000

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			156,000	160,680

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			130,000	136,825

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			227,000	247,998

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			74,000	84,823

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			150,000	156,375

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			109,000	120,718

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			132,000	121,440

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			105,000	108,871

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			87,000	89,550

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			245,000	227,850

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			478,000	497,287

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			90,000	92,025

Tenet Healthcare Corp. company guaranty sr. FRN 4.631%, 6/15/20			155,000	155,775

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			342,000	358,673

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			35,000	35,760

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			164,000	173,430

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			150,000	115,500

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			289,000	224,336

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			80,000	61,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			114,000	102,030

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			130,000	133,413

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			45,000	46,294

				4,664,400
Technology (1.5%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			506,000	399,740

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5.75%, 4/15/23			157,000	164,654

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			583,000	644,494

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			180,000	193,050

First Data Corp. 144A notes 5.75%, 1/15/24			170,000	175,355

First Data Corp. 144A sr. notes 5.375%, 8/15/23			150,000	156,188

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			156,000	164,377

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			264,000	269,940

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			188,000	193,189

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			51,000	53,025

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			210,000	221,025

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			181,000	189,145

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			176,000	201,080

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	230,000	255,394

				3,280,656
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			$190,000	183,350

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			235,000	238,525

				421,875
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			280,000	284,200

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			85,000	84,363

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			180,000	203,400

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			50,000	55,370

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			335,000	332,906

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			50,000	52,313

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			40,000	42,250

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			290,000	305,460

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			206,000	203,940

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			110,000	113,025

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			132,000	126,060

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			221,000	246,415

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			80,000	85,000

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			195,000	127,238

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			80,000	82,200

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			93,000	95,558

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			191,000	190,523

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			69,000	70,802

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			199,000	199,498

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			119,000	893

				2,901,414

Total corporate bonds and notes (cost $69,579,150)				$69,862,976

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.5%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$275,000	$266,530

Argentina (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			160,000	156,800

Argentina (Republic of) 144A sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			1,233,000	1,250,414

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	2,630	863,122

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$550,000	554,125

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			2,075,000	2,375,875

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			430,000	476,691

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 6.50%, 2/15/23 (Argentina)			180,000	180,396

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)			200,000	202,932

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.375%, 3/24/21 (Croatia)			360,000	397,800

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			400,000	442,500

Egypt (Government of) 144A sr. unsec. bonds 8.50%, 1/31/47 (Egypt)			400,000	430,500

Egypt (Government of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			200,000	207,769

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)		EUR	202,000	211,505

Hellenic (Republic of) sr. unsec. unsub. bonds 4.75%, 4/17/19 (Greece)		EUR	1,225,000	1,234,889

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	16,000	11,091

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	62,000	43,518

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	62,000	45,095

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	674,000	497,514

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	880,933	670,993

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	1,152,267	892,574

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	555,533	443,255

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	30,000	24,829

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	148,000	123,811

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	479,753	406,257

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	131,000	112,800

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	782,192	686,421

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$300,000	319,875

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			575,000	707,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	352,500

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			235,000	249,240

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			354,000	623,040

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			200,000	219,750

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)			176,000	161,480

United Mexican States sr. unsec. notes 5.75%, 10/12/10 (Mexico)			220,000	219,365

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			265,000	106,000

Total foreign government and agency bonds and notes (cost $15,792,712)				$16,168,506

SENIOR LOANS (1.8%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5.055%, 7/2/22			$213,947	$157,786

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			140,000	141,356

Avaya, Inc. bank term loan FRN Ser. B6, 6.532%, 3/31/18 (In default)(NON)			140,056	110,539

Avaya, Inc. bank term loan FRN Ser. B7, 6.282%, 5/29/20 (In default)(NON)			214,235	170,263

BWAY Corp. bank term loan FRN Ser. B, 3.25%, 3/22/24			55,000	54,885

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			264,788	305,388

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			327,177	328,608

Capital Automotive LP bank term loan FRN 7.00%, 3/24/25			43,000	43,430

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 4.00%, 10/17/23			359,100	361,569

Chesapeake Energy Corp. bank term loan FRN 8.553%, 8/23/21			235,000	249,100

CPG International, Inc. bank term loan FRN Ser. B, 4.897%, 9/30/20			33,481	33,606

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/10/21			121,563	121,563

First Data Corp. bank term loan FRN 3.984%, 3/24/21			98,971	99,672

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.397%, 7/6/21			79,503	79,580

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			264,891	231,117

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.732%, 1/30/19			319,000	273,808

Kronos, Inc./MA bank term loan FRN 9.284%, 11/1/24			80,000	82,350

Kronos, Inc./MA bank term loan FRN 5.034%, 11/1/23			44,888	45,105

MEG Energy Corp. bank term loan FRN 4.54%, 12/31/23			150,000	149,920

Navistar, Inc. bank term loan FRN Ser. B, 5.00%, 8/7/20			148,125	149,606

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			172,937	138,674

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			77,920	77,209

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.482%, 9/7/23			159,200	159,178

Solenis International LP bank term loan FRN 7.804%, 7/31/22			31,000	30,551

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			54,964	46,720

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			107,750	96,077

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, 5.74%, 4/1/22			43,000	43,096

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF3, 5.75%, 4/1/22			82,926	83,111

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B , 5.03%, 11/30/23			62,899	63,449

Total senior loans (cost $4,111,365)				$3,927,316

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3125/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3125		$19,895,600	$33,624

1.54/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.54		29,843,400	26,859

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		29,843,400	25,068

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		29,843,400	16,414

1.698/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.698		29,843,400	7,162

2.265/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.265		14,921,700	6,864

Barclays Bank PLC

2.62/3 month USD-LIBOR-BBA/May-37	May-17/2.62		9,947,800	112,709

(0.51)/3 month GBP-LIBOR-BBA/Sep-18	Sep-17/0.51	GBP	24,211,000	19,414

1.425/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.425		$29,843,400	11,042

(2.60)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.60		14,921,700	4,477

Citibank, N.A.

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		19,895,600	184,232

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		39,791,200	43,770

2.297/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.297		14,921,700	20,443

(1.34)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		29,843,400	14,623

2.163/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.163		14,921,700	6,566

1.34/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.34		29,843,400	30

Credit Suisse International

(2.58)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.58		19,895,600	2,984

Goldman Sachs International

1.86375/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.86375		29,843,400	8,356

JPMorgan Chase Bank N.A.

2.4427/3 month USD-LIBOR-BBA/May-27	May-17/2.4427		9,947,800	89,331

2.9498/3 month USD-LIBOR-BBA/May-27	May-17/2.9498		9,947,800	68,938

0.843/6 month EUR-EURIBOR-Reuters/Jun-27	Jun-17/0.843	EUR	3,410,000	42,890

2.3525/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.3525		$9,947,800	27,655

1.426/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.426		29,843,400	10,147

Total purchased swap options outstanding (cost $1,786,755)				$783,598

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration		Contract
	date/strike price		amount	Value

EUR/JPY (Call)	Jun-17/JPY 127.50	EUR	4,131,300	$5,562

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/$100.95		$11,000,000	16,027

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.83		11,000,000	13,761

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.71		11,000,000	11,770

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	May-17/98.95		50,000,000	297,100

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.76		11,000,000	90,068

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.63		11,000,000	97,405

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/98.51		11,000,000	105,094

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Apr-17/94.23		3,000,000	33,927

USD/MXN (Put)	Apr-17/MXN 19.00		4,350,300	77,627

Total purchased options outstanding (cost $920,782)				$748,341

COMMON STOCKS (0.1%)(a)
			Shares	Value

CHC Group, LLC (Units)(NON)			697	$8,364

Halcon Resources Corp.(NON)			11,413	87,881

Milagro Oil & Gas, Inc. (Units)(F)			98	7,938

SandRidge Energy, Inc.(NON)			3,221	59,556

Tervita Corp. Class A (Canada)			191	1,400

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)			10,369	13,480

Tribune Media Co. Class 1C(F)			55,356	13,839

Total common stocks (cost $261,302)				$192,458

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,980	$177,501

Total preferred stocks (cost $175,813)				$177,501

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 9/15/20 (Cayman Islands)			$35,887	$64,597

Total convertible bonds and notes (cost $24,969)				$64,597

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	3,100	$5,456

Total warrants (cost $—)				$5,456

SHORT-TERM INVESTMENTS (11.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.87%(AFF)		Shares	17,356,939	$17,356,939

U.S. Treasury Bills 0.768%, 7/13/17(SEGCCS)			$199,000	198,567

U.S. Treasury Bills 0.735%, 4/20/17(SEGSF)(SEGCCS)			5,131,000	5,129,235

U.S. Treasury Bills 0.564%, 4/6/17(SEGSF)			1,422,000	1,421,927

U.S. Treasury Bills 0.523%, 5/18/17(SEG)(SEGCCS)			554,000	553,500

U.S. Treasury Bills 0.509%, 5/4/17(SEGCCS)			130,000	129,923

U.S. Treasury Bills 0.508%, 5/11/17			3,000	2,998

Total short-term investments (cost $24,793,001)				$24,793,089

TOTAL INVESTMENTS

Total investments (cost $404,328,399)(b)				$403,743,941

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $144,157,676) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$437,194	$415,104	$22,090
	Australian Dollar	Sell	4/19/17	437,194	439,156	1,962
	Brazilian Real	Buy	4/3/17	1,115,090	1,074,784	40,306
	Brazilian Real	Sell	4/3/17	1,115,090	1,126,097	11,007
	Brazilian Real	Buy	7/3/17	2,172,493	2,183,368	(10,875)
	British Pound	Buy	6/21/17	320,588	315,748	4,840
	Canadian Dollar	Buy	4/19/17	1,024,645	1,014,647	9,998
	Canadian Dollar	Sell	4/19/17	1,024,645	1,025,057	412
	Chilean Peso	Buy	7/19/17	2,166,424	2,161,010	5,414
	Euro	Buy	6/21/17	435,790	425,540	10,250
	Hong Kong Dollar	Sell	5/17/17	49,911	49,946	35
	Indian Rupee	Buy	5/17/17	1,134,760	1,090,792	43,968
	Japanese Yen	Buy	5/17/17	19,187	25,323	(6,136)
	Mexican Peso	Buy	7/19/17	1,076,726	1,069,202	7,524
	New Zealand Dollar	Sell	4/19/17	342,375	337,750	(4,625)
	Norwegian Krone	Sell	6/21/17	603,461	612,901	9,440
	Singapore Dollar	Sell	5/17/17	1,113,085	1,086,838	(26,247)
	Swedish Krona	Buy	6/21/17	1,182,368	1,172,543	9,825
Barclays Bank PLC
	Australian Dollar	Buy	4/19/17	1,056,019	1,074,755	(18,736)
	British Pound	Sell	6/21/17	15,439	24,910	9,471
	Canadian Dollar	Buy	4/19/17	535,075	529,760	5,315
	Canadian Dollar	Sell	4/19/17	535,075	535,370	295
	Euro	Buy	6/21/17	54,715	47,871	6,844
	Japanese Yen	Sell	5/17/17	1,264,800	1,227,885	(36,915)
	New Zealand Dollar	Sell	4/19/17	639,624	625,002	(14,622)
	Swedish Krona	Buy	6/21/17	1,111,168	1,101,609	9,559
	Swiss Franc	Buy	6/21/17	106,416	105,529	887
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	394,117	319,098	75,019
	Brazilian Real	Buy	4/3/17	1,085,127	1,074,182	10,945
	Brazilian Real	Sell	4/3/17	1,085,127	1,009,887	(75,240)
	Brazilian Real	Buy	7/3/17	266,198	269,231	(3,033)
	British Pound	Sell	6/21/17	1,613,611	1,585,631	(27,980)
	Canadian Dollar	Buy	4/19/17	1,720,001	1,729,350	(9,349)
	Canadian Dollar	Sell	4/19/17	1,720,001	1,701,526	(18,475)
	Euro	Sell	6/21/17	1,139,691	1,130,071	(9,620)
	Indonesian Rupiah	Buy	5/17/17	1,076,099	1,068,707	7,392
	Japanese Yen	Buy	5/17/17	38,298	37,634	664
	Mexican Peso	Buy	4/19/17	303,628	270,674	32,954
	New Zealand Dollar	Sell	4/19/17	2,099,379	2,117,796	18,417
	Norwegian Krone	Sell	6/21/17	1,583,046	1,614,815	31,769
	South African Rand	Buy	4/19/17	1,116,063	1,093,651	22,412
	South African Rand	Sell	4/19/17	1,102,004	1,116,043	14,039
	South African Rand	Sell	7/19/17	1,017,911	1,025,392	7,481
	Swedish Krona	Buy	6/21/17	2,198,622	2,158,334	40,288
Credit Suisse International
	Australian Dollar	Buy	4/19/17	2,170,849	2,164,042	6,807
	Canadian Dollar	Buy	4/19/17	10,605	10,611	(6)
	Canadian Dollar	Sell	4/19/17	10,605	10,499	(106)
	Euro	Sell	6/21/17	1,107,034	1,101,082	(5,952)
	Hong Kong Dollar	Buy	5/17/17	169,942	170,212	(270)
	New Zealand Dollar	Sell	4/19/17	1,607,958	1,636,238	28,280
	Norwegian Krone	Sell	6/21/17	1,063,916	1,075,328	11,412
	Swedish Krona	Buy	6/21/17	1,116,993	1,107,389	9,604
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	3,451,881	3,418,836	33,045
	Australian Dollar	Sell	4/19/17	3,451,881	3,427,407	(24,474)
	British Pound	Sell	6/21/17	579,293	570,031	(9,262)
	Canadian Dollar	Buy	4/19/17	408,414	389,241	19,173
	Euro	Sell	6/21/17	775,427	768,952	(6,475)
	Indian Rupee	Buy	5/17/17	2,224,952	2,169,414	55,538
	Japanese Yen	Sell	5/17/17	1,218,761	1,210,548	(8,213)
	New Zealand Dollar	Sell	4/19/17	2,687,638	2,701,080	13,442
	Norwegian Krone	Sell	6/21/17	4,534	4,609	75
	South African Rand	Sell	7/19/17	1,005,659	1,038,426	32,767
	South Korean Won	Sell	5/17/17	45,189	9,447	(35,742)
	Swedish Krona	Buy	6/21/17	2,261,342	2,237,462	23,880
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/19/17	1,162,644	1,163,987	(1,343)
	Australian Dollar	Sell	4/19/17	1,162,644	1,142,658	(19,986)
	Canadian Dollar	Buy	4/19/17	1,612,294	1,601,775	10,519
	Canadian Dollar	Sell	4/19/17	1,612,294	1,612,610	316
	Euro	Sell	6/21/17	555,926	551,269	(4,657)
	Hong Kong Dollar	Sell	5/17/17	48,430	48,424	(6)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	4,515,537	4,424,254	91,283
	Brazilian Real	Buy	4/3/17	1,112,183	1,061,233	50,950
	Brazilian Real	Sell	4/3/17	1,112,183	1,093,874	(18,309)
	Brazilian Real	Sell	7/3/17	563	569	6
	British Pound	Sell	6/21/17	517,033	508,844	(8,189)
	Canadian Dollar	Buy	4/19/17	1,095,196	1,084,684	10,512
	Canadian Dollar	Sell	4/19/17	1,095,196	1,096,643	1,447
	Czech Koruna	Buy	7/19/17	1,108,095	1,115,918	(7,823)
	Czech Koruna	Sell	7/19/17	1,108,095	1,099,752	(8,343)
	Euro	Sell	6/21/17	1,013,237	1,001,114	(12,123)
	Euro	Buy	7/19/17	1,099,654	1,096,536	3,118
	Euro	Sell	7/19/17	1,099,654	1,106,784	7,130
	Hong Kong Dollar	Sell	5/17/17	73,714	73,635	(79)
	Indonesian Rupiah	Buy	5/17/17	85	3,850	(3,765)
	Japanese Yen	Buy	5/17/17	790,534	791,520	(986)
	New Zealand Dollar	Sell	4/19/17	2,406,367	2,418,661	12,294
	Norwegian Krone	Sell	6/21/17	176,715	179,586	2,871
	South Korean Won	Buy	5/17/17	52,521	122,543	(70,022)
	Swedish Krona	Buy	6/21/17	1,763,291	1,778,715	(15,424)
	Swiss Franc	Sell	6/21/17	24,573	24,203	(370)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/19/17	1,087,716	1,032,259	55,457
	British Pound	Buy	6/21/17	144,854	128,324	16,530
	Canadian Dollar	Buy	4/19/17	224,515	230,308	(5,793)
	Czech Koruna	Buy	7/19/17	1,108,095	1,115,463	(7,368)
	Czech Koruna	Sell	7/19/17	1,108,095	1,100,853	(7,242)
	Euro	Sell	6/21/17	1,390,672	1,378,867	(11,805)
	Euro	Buy	7/19/17	1,099,546	1,096,394	3,152
	Euro	Sell	7/19/17	1,099,546	1,104,372	4,826
	Japanese Yen	Sell	5/17/17	1,090,546	1,083,500	(7,046)
	New Zealand Dollar	Sell	4/19/17	1,083,535	1,024,516	(59,019)
	Norwegian Krone	Buy	6/21/17	525,809	534,434	(8,625)
	Swedish Krona	Buy	6/21/17	1,677,260	1,668,954	8,306
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	1,408,126	1,414,096	(5,970)
	British Pound	Sell	6/21/17	625,487	615,055	(10,432)
	Canadian Dollar	Buy	4/19/17	1,984,530	1,964,996	19,534
	Canadian Dollar	Sell	4/19/17	1,984,530	1,979,538	(4,992)
	Euro	Sell	6/21/17	1,989,213	1,989,798	585
	Japanese Yen	Buy	5/17/17	1,096,554	1,098,532	(1,978)
	Japanese Yen	Sell	5/17/17	1,108,144	1,088,625	(19,519)
	New Zealand Dollar	Sell	4/19/17	1,543,351	1,532,672	(10,679)
	Singapore Dollar	Sell	5/17/17	1,113,085	1,089,236	(23,849)
	Swedish Krona	Buy	6/21/17	2,253,467	2,234,571	18,896
UBS AG
	Australian Dollar	Buy	4/19/17	1,749,236	1,701,780	47,456
	British Pound	Sell	6/21/17	836,618	823,181	(13,437)
	Canadian Dollar	Buy	4/19/17	2,745,849	2,757,248	(11,399)
	Canadian Dollar	Sell	4/19/17	2,745,849	2,722,263	(23,586)
	Euro	Sell	6/21/17	4,963,610	4,919,434	(44,176)
	Japanese Yen	Buy	5/17/17	535,030	540,485	(5,455)
	New Zealand Dollar	Sell	4/19/17	3,184,665	3,172,158	(12,507)
	Norwegian Krone	Buy	6/21/17	1,064,732	1,082,213	(17,481)
	Swedish Krona	Buy	6/21/17	3,253,870	3,227,818	26,052
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	835,970	843,768	(7,798)
	Canadian Dollar	Buy	4/19/17	1,027,127	1,027,774	(647)
	Canadian Dollar	Sell	4/19/17	1,027,127	1,020,924	(6,203)
	Euro	Sell	6/21/17	1,090,866	1,081,599	(9,267)
	New Zealand Dollar	Sell	4/19/17	1,065,526	1,086,654	21,128

Total						$257,162

FUTURES CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-OAT 10 yr (Short)	14	$2,196,071	Jun-17	$(28,550)

Total				$(28,550)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/17 (premiums $3,313,625) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.8625/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.8625		$14,921,700	$15
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728		9,947,800	13,728
(2.6475)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.6475		19,895,600	14,524
2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082		9,947,800	15,320
(2.01)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.01		19,895,600	24,472
(1.993)/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.993		29,843,400	40,885
Barclays Bank PLC

2.83/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.83		14,921,700	60
2.715/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.715		14,921,700	597
(2.13975)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/2.13975		29,843,400	895
1.736/3 month USD-LIBOR-BBA/Sep-18	Sep-17/1.736		29,837,000	17,902
(2.905)/3 month USD-LIBOR-BBA/May-27	May-17/2.905		9,947,800	51,132
(2.40)/3 month USD-LIBOR-BBA/May-27	May-17/2.40		9,947,800	67,148
(2.435)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.435		14,921,700	95,946
Citibank, N.A.

1.942/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.942		9,947,800	10
(1.652)/3 month USD-LIBOR-BBA/Apr-20	Apr-17/1.652		9,947,800	10
2.8945/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.8945		14,921,700	298
2.7655/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.7655		14,921,700	1,194
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625		39,791,200	40,189
(2.206)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.206		19,895,600	77,990
Credit Suisse International

2.81/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.81		19,895,600	20
2.695/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.695		19,895,600	199
(2.43)/3 month USD-LIBOR-BBA/Apr-27	Apr-17/2.43		19,895,600	110,022
Goldman Sachs International

(1.63875)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.63875		29,843,400	30
(1.75125)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/1.75125		29,843,400	597
JPMorgan Chase Bank N.A.

(2.06)/3 month USD-LIBOR-BBA/Apr-18	Apr-17/2.06		29,843,400	6,566
(2.69)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.69		9,947,800	11,738
(2.05)/3 month USD-LIBOR-BBA/Apr-22	Apr-17/2.05		9,947,800	19,498
(1.389)/6 month EUR-EURIBOR-Reuters/Jun-47	Jun-17/1.389	EUR	1,312,800	39,788
(2.6657)/3 month USD-LIBOR-BBA/May-37	May-17/2.6657		$9,947,800	154,190
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		8,886,000	418,762

Total				$1,223,725

WRITTEN OPTIONS OUTSTANDING at 3/31/17 (premiums $879,528) (Unaudited)

	Expiration		Contract
	date/strike price		amount	Value

EUR/JPY (Put)	Jun-17/JPY 115.30	EUR	4,131,300	$44,060
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/$100.38		$11,000,000	7,799
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.26		11,000,000	6,611
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/100.13		11,000,000	5,588
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.81		11,000,000	3,608
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.69		11,000,000	3,025
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	May-17/99.56		11,000,000	2,541
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/100.13		11,000,000	32,043
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/100.01		11,000,000	35,684
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.88		11,000,000	39,633
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.45		11,000,000	55,946
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.32		11,000,000	61,358
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jun-17/99.20		11,000,000	67,122
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	May-17/98.95		50,000,000	277,600
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Apr-17/94.23		3,000,000	63
USD/MXN (Put)	Apr-17/MXN 18.25		4,350,300	10,123

Total				$652,804

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$2,984,300	$(320,215)	$(6,058)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	2,984,300	(105,197)	(11,460)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	2,984,300	(105,197)	(13,429)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	2,984,300	(320,215)	(26,524)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	2,984,300	269,632	38,468
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	2,984,300	269,632	19,458
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	2,984,300	(41,631)	(686)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	2,984,300	(41,631)	(8,267)
Goldman Sachs International

(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	895
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	596,900	(75,359)	(854)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,683)	(10,266)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	2,984,300	(416,682)	(32,648)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	2,984,300	283,359	40,258
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	2,984,300	283,359	12,832

Total			$(812,187)	$1,719

TBA SALE COMMITMENTS OUTSTANDING at 3/31/17 (proceeds receivable $177,089,610) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 4/1/47	$60,000,000	4/12/17	$61,378,128
Federal National Mortgage Association, 3.00%, 5/1/47	59,000,000	5/11/17	58,396,170
Federal National Mortgage Association, 3.00%, 4/1/47	59,000,000	4/12/17	58,502,188

Total			$178,276,486

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	32,807,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$(143,597)
MXN	33,655,000	—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(88,872)
MXN	13,601,000	—	10/8/21	1 month MXN-TIIE-BANXICO	5.895%	(36,942)
MXN	14,098,000	—	10/26/21	1 month MXN-TIIE-BANXICO	6.09%	(32,912)

Total		$—	$(302,323)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$171,408,600	(E)	$(16,720)	6/21/19	1.75%	3 month USD-LIBOR-BBA	$(88,026)
		22,304,200	(E)	15,469	6/21/22	2.20%	3 month USD-LIBOR-BBA	(70,045)
		10,365,400	(E)	7,114	6/21/27	2.50%	3 month USD-LIBOR-BBA	(58,198)
		5,348,200	(E)	38,061	6/21/47	3 month USD-LIBOR-BBA	2.70%	72,867
		357,000	(E)	(846)	6/21/27	3 month USD-LIBOR-BBA	2.65%	6,245
		12,673,000	(E)	84,234	6/21/22	2.30%	3 month USD-LIBOR-BBA	(24,803)
		4,721,000	(E)	(63)	4/4/27	3 month USD-LIBOR-BBA	2.39859%	3,143
	AUD	2,944,000	(E)	(8)	2/13/20	3 month AUD-BBR-BBSW	2.388%	1,094
	AUD	2,948,000	(E)	(8)	2/15/20	3 month AUD-BBR-BBSW	2.446%	2,314
	AUD	2,944,000	(E)	(8)	2/15/20	3 month AUD-BBR-BBSW	2.475%	2,938
	AUD	2,948,000	(E)	(7)	2/16/20	3 month AUD-BBR-BBSW	2.516%	3,776
	AUD	13,305,000	(E)	(11,075)	6/28/22	2.60%	6 month AUD-BBR-BBSW	(17,723)
	AUD	2,042,000	(E)	(3,417)	6/28/27	3.00%	6 month AUD-BBR-BBSW	(2,809)
	CAD	9,596,000	(E)	(11,748)	6/21/22	3 month CAD-BA-CDOR	1.70%	53,656
	CAD	4,673,000	(E)	(39,326)	6/21/27	3 month CAD-BA-CDOR	2.15%	24,445
	CHF	2,379,000	(E)	42,171	6/21/27	6 month CHF-LIBOR-BBA	0.10%	26,652
	CHF	2,936,000	(E)	28,777	6/21/22	0.40%	6 month CHF-LIBOR-BBA	13,025
	EUR	1,546,000	(E)	(32)	1/24/32	6 month EUR-EURIBOR-REUTERS	1.665%	4,023
	EUR	3,103,000	(E)	(12)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.124%	878
	EUR	3,103,000	(E)	(12)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.104%	203
	EUR	34,020,000	(E)	(341)	6/21/22	0.40%	6 month EUR-EURIBOR-REUTERS	(298,773)
	EUR	37,000	(E)	(224)	6/21/27	6 month EUR-EURIBOR-REUTERS	1.00%	486
	EUR	12,412,000	(E)	(50)	3/22/20	0.028%	1 day EUR-EURIBOR-REUTERS	(15,436)
	GBP	1,405,000	(E)	(26)	1/19/32	1.912%	6 month GBP-LIBOR-BBA	(40,102)
	GBP	2,607,000	(E)	(12)	2/11/20	0.918%	6 month GBP-LIBOR-BBA	(2,505)
	GBP	2,607,000	(E)	(12)	2/14/20	0.955%	6 month GBP-LIBOR-BBA	(3,661)
	GBP	8,331,000	(E)	(79,470)	6/21/22	0.80%	6 month GBP-LIBOR-BBA	(33,564)
	GBP	6,000	(E)	35	6/21/27	6 month GBP-LIBOR-BBA	1.25%	53
	HUF	213,000,000		(10)	2/28/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.65%	9,323
	HUF	984,600,000		(13)	2/28/19	0.715%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(17,486)
	HUF	610,230,000		(8)	3/1/19	0.69%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(9,722)
	HUF	138,640,000		(6)	3/1/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.60%	3,759
	HUF	465,970,000		(6)	3/20/19	0.745%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(8,881)
	HUF	103,660,000		(5)	3/20/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.905%	11,967
	MXN	11,170,000		(8)	12/3/26	7.715%	1 month MXN-TIIE-BANXICO	(14,173)
	MXN	7,880,000		(5)	12/24/26	8.12%	1 month MXN-TIIE-BANXICO	(22,254)
	MXN	9,640,000		(6)	1/7/27	8.20%	1 month MXN-TIIE-BANXICO	(30,566)
	MXN	12,270,000		(13)	3/9/32	1 month MXN-TIIE-BANXICO	7.67%	2,474
	MXN	5,975,000		(6)	3/12/32	1 month MXN-TIIE-BANXICO	7.67%	1,161
	NOK	448,000	(E)	(114)	6/21/22	6 month NOK-NIBOR-NIBR	1.75%	425
	NOK	18,454,000	(E)	5,206	6/21/27	6 month NOK-NIBOR-NIBR	2.10%	35,162
	NZD	8,510,000	(E)	(23)	2/13/20	3 month NZD-BBR-FRA	3.14%	9,080
	NZD	9,449,000	(E)	(62)	6/21/22	3 month NZD-BBR-FRA	3.20%	60,387
	NZD	8,533,000	(E)	(65,098)	6/21/27	3 month NZD-BBR-FRA	3.75%	60,720
	NZD	8,510,000	(E)	(22)	3/29/20	3 month NZD-BBR-FRA	3.0475%	1,242
	SEK	20,830,000	(E)	(1,774)	6/21/22	0.55%	3 month SEK-STIBOR-SIDE	(18,188)
	SEK	26,846,000	(E)	(15,695)	6/21/27	3 month SEK-STIBOR-SIDE	1.35%	37,089
	SEK	60,198,000	(E)	(26)	3/22/20	3 month SEK-STIBOR-SIDE	0.513%	11,301
	ZAR	6,197,000		(6)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(7,548)
	ZAR	24,140,000		(7)	3/9/19	3 month ZAR-JIBAR-SAFEX	7.305%	(1,630)
	ZAR	48,820,000		(15)	3/24/19	3 month ZAR-JIBAR-SAFEX	7.11%	(15,668)
	ZAR	11,180,000		(12)	3/24/27	7.785%	3 month ZAR-JIBAR-SAFEX	21,151

	Total			$(25,290)	$(320,722)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$600,787	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(4,625)
	143,760	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,465
	325,380	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(635)
	370,705	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,779
	46,714	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(152)
	174,091	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	720
	825,255	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,412
	697,655	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,088
	431,216	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,731)
	508,725	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(4,440)
	306,125	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(2,672)
	388,419	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(3,390)
	524,800	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,712)
	75,283	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(246)
	1,067,608	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,990
	504,400	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,724
	844,001	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,503
	1,374,844	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,895
	11,502,279	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	101,407
	7,058,238	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(35,642)
EUR	2,664,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	11,638
EUR	1,332,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	6,890
EUR	1,895,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	10,820
GBP	1,740,000	—	11/3/26	3.4531%	GBP Non-revised UK Retail Price Index	(10,017)
Citibank, N.A.
	$686,545	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,053
	416,033	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,668
	1,074,376	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,472
Credit Suisse International
	451,229	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,978
	479,787	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,423)
	707,484	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(6,175)
	751,522	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,624
	828,005	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,197
	691,713	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(6,038)
	1,319,329	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(11,516)
	623,525	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,666)
	312,076	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,335)
	406,702	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,043)
	560,052	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,979)
	449,715	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,998)
	1,077,748	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,581)
	2,943,374	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(25,871)
	1,205,848	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,599)
	1,204,026	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(13,899)
	1,189,470	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,782
Deutsche Bank AG
	479,787	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,423)
Goldman Sachs International
	597,524	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,166)
	217,693	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(710)
	1,491,187	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,479)
	1,491,187	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,479)
	336,026	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,697)
	126,228	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(637)
	87,386	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(171)
	940,791	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,291)
	229,234	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(447)
	458,426	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(895)
	234,616	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,185)
	460,334	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,325)
	281,504	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,422)
	21,590	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(109)
	57,531	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(291)
	15,440	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(50)
	295,244	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(963)
	1,941,696	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,947)
	234,101	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(457)
	1,678,470	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,921)
	1,099,194	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,226
	1,286,530	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,627)
	1,027,094	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,686)
	630,419	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,718)
	1,196,837	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,520)
	790,139	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,024
	2,153,743	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,931)
	917,837	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	6,811
	2,831,249	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,904
EUR	9,589,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	9,033
EUR	3,166,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	2,982
EUR	2,664,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	23,097
EUR	2,664,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	17,384
GBP	870,000	—	11/10/26	3.56%	GBP Non-revised UK Retail Price Index	9,599
GBP	870,000	—	11/18/26	3.52%	GBP Non-revised UK Retail Price Index	4,118
JPMorgan Chase Bank N.A.
	$2,360,645	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,429)
	1,792,210	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,232)
	372,265	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,749)
	1,099,194	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,226
JPMorgan Securities LLC
	971,831	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,174)
	453,376	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,030
	7,203,327	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,450

Total		$—	$64,473

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,468	$80,000	5/11/63	300 bp	$(4,717)
	CMBX NA BBB- Index	BBB-/P	10,546	175,000	5/11/63	300 bp	(11,734)
	CMBX NA BBB- Index	BBB-/P	21,545	349,000	5/11/63	300 bp	(22,888)
	CMBX NA BBB- Index	BBB-/P	20,577	361,000	5/11/63	300 bp	(25,384)
	Credit Suisse International
		—	(14,685)	218,000	1/17/47	(300 bp)	5,091
	CMBX NA BB Index	—	(76,205)	543,000	1/17/47	(500 bp)	18,943
	CMBX NA BB Index	—	(42,255)	2,394,000	5/11/63	(500 bp)	444,032
	CMBX NA BB Index	—	(95,936)	586,000	1/17/47	(500 bp)	6,747
	CMBX NA BB Index	—	(27,501)	145,000	1/17/47	(500 bp)	(2,093)
	CMBX NA BB Index	—	(1,136)	117,000	1/17/47	(500 bp)	19,366
	CMBX NA BBB- Index	BBB-/P	1,175	24,000	5/11/63	300 bp	(1,881)
	CMBX NA BBB- Index	BBB-/P	20,079	152,000	5/11/63	300 bp	727
	CMBX NA BBB- Index	BBB-/P	16,757	213,000	5/11/63	300 bp	(10,361)
	CMBX NA BBB- Index	BBB-/P	26,582	218,000	5/11/63	300 bp	(1,264)
	CMBX NA BBB- Index	BBB-/P	18,135	218,000	5/11/63	300 bp	(9,620)
	CMBX NA BBB- Index	BBB-/P	29,464	242,000	5/11/63	300 bp	(1,346)
	CMBX NA BBB- Index	BBB-/P	31,280	256,000	5/11/63	300 bp	(1,313)
	CMBX NA BBB- Index	BBB-/P	50,649	597,000	5/11/63	300 bp	(25,359)
	CMBX NA BBB- Index	BBB-/P	79,326	1,617,000	5/11/63	300 bp	(126,546)
	CMBX NA BBB- Index	BBB-/P	48,993	746,000	1/17/47	300 bp	(18,682)
	CMBX NA BBB- Index	BBB-/P	759,474	10,275,000	1/17/47	300 bp	(172,640)
	Goldman Sachs International
	CMBX NA BB Index	—	(114,474)	1,119,000	5/11/63	(500 bp)	112,826
	CMBX NA BB Index	—	(27,088)	179,000	1/17/47	(500 bp)	4,278
	CMBX NA BB Index	—	(47,339)	324,000	5/11/63	(500 bp)	18,475
	CMBX NA BB Index	—	(74,898)	443,000	1/17/47	(500 bp)	2,728
	CMBX NA BB Index	—	(26,396)	130,000	1/17/47	(500 bp)	(3,617)
	CMBX NA BBB- Index	BBB-/P	5,978	69,000	5/11/63	300 bp	(2,807)
	CMBX NA BBB- Index	BBB-/P	9,574	87,000	5/11/63	300 bp	(1,502)
	CMBX NA BBB- Index	BBB-/P	8,608	102,000	5/11/63	300 bp	(4,379)
	CMBX NA BBB- Index	BBB-/P	8,150	103,000	5/11/63	300 bp	(4,963)
	CMBX NA BBB- Index	BBB-/P	10,857	131,000	5/11/63	300 bp	(5,822)
	CMBX NA BBB- Index	BBB-/P	12,743	151,000	5/11/63	300 bp	(6,482)
	CMBX NA BBB- Index	BBB-/P	21,242	153,000	5/11/63	300 bp	1,762
	CMBX NA BBB- Index	BBB-/P	14,034	206,000	5/11/63	300 bp	(12,193)
	CMBX NA BBB- Index	BBB-/P	18,479	214,000	5/11/63	300 bp	(8,767)
	CMBX NA BBB- Index	BBB-/P	11,031	228,000	5/11/63	300 bp	(17,997)
	CMBX NA BBB- Index	BBB-/P	11,359	229,000	5/11/63	300 bp	(17,797)
	CMBX NA BBB- Index	BBB-/P	11,164	229,000	5/11/63	300 bp	(17,992)
	CMBX NA BBB- Index	BBB-/P	28,369	233,000	5/11/63	300 bp	(1,296)
	CMBX NA BBB- Index	BBB-/P	12,206	234,000	5/11/63	300 bp	(17,586)
	CMBX NA BBB- Index	—	(17,991)	267,000	1/17/47	(300 bp)	6,231
	CMBX NA BBB- Index	—	(14,531)	214,000	1/17/47	(300 bp)	4,882
	CMBX NA BBB- Index	—	(10,898)	134,000	1/17/47	(300 bp)	1,259
	CMBX NA BBB- Index	—	(11,630)	112,000	1/17/47	(300 bp)	(1,470)
	CMBX NA BBB- Index	—	(6,831)	99,000	1/17/47	(300 bp)	2,150
	CMBX NA BBB- Index	BBB-/P	65,798	944,000	1/17/47	300 bp	(19,839)
	CMBX NA BBB- Index	BBB-/P	206,000	2,787,000	1/17/47	300 bp	(46,827)
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(63,692)	453,000	5/11/63	(500 bp)	28,325
	CMBX NA BB Index	—	(54,516)	376,000	5/11/63	(500 bp)	21,860
	CMBX NA BB Index	—	(28,477)	198,000	5/11/63	(500 bp)	11,742
	CMBX NA BB Index	—	(798)	6,000	5/11/63	(500 bp)	421
	CMBX NA BB Index	—	(40,618)	260,000	1/17/47	(500 bp)	4,942
	CMBX NA BB Index	—	(29,082)	182,000	1/17/47	(500 bp)	2,810
	CMBX NA BB Index	—	(21,373)	130,000	1/17/47	(500 bp)	1,406
	CMBX NA BB Index	—	(6,379)	42,000	1/17/47	(500 bp)	980
	CMBX NA BBB- Index	BBB-/P	7,926	55,000	5/11/63	300 bp	924
	CMBX NA BBB- Index	BBB-/P	12,023	103,000	5/11/63	300 bp	(1,091)
	CMBX NA BBB- Index	BBB-/P	11,934	103,000	5/11/63	300 bp	(1,180)
	CMBX NA BBB- Index	BBB-/P	7,112	103,000	5/11/63	300 bp	(6,002)
	CMBX NA BBB- Index	BBB-/P	16,352	112,000	5/11/63	300 bp	2,093
	CMBX NA BBB- Index	BBB-/P	7,032	114,000	5/11/63	300 bp	(7,482)
	CMBX NA BBB- Index	BBB-/P	11,088	130,000	5/11/63	300 bp	(5,463)
	CMBX NA BBB- Index	BBB-/P	11,152	131,000	5/11/63	300 bp	(5,526)
	CMBX NA BBB- Index	BBB-/P	6,406	145,000	5/11/63	300 bp	(12,055)
	CMBX NA BBB- Index	BBB-/P	14,532	227,000	5/11/63	300 bp	(14,369)
	CMBX NA BBB- Index	BBB-/P	12,095	227,000	5/11/63	300 bp	(16,806)
	CMBX NA BBB- Index	BBB-/P	11,561	227,000	5/11/63	300 bp	(17,340)
	CMBX NA BBB- Index	BBB-/P	26,038	229,000	5/11/63	300 bp	(3,117)
	CMBX NA BBB- Index	BBB-/P	27,776	283,000	5/11/63	300 bp	(8,255)
	CMBX NA BBB- Index	BBB-/P	35,405	302,000	5/11/63	300 bp	(3,044)
	CMBX NA BBB- Index	BBB-/P	25,375	310,000	5/11/63	300 bp	(14,093)
	CMBX NA BBB- Index	BBB-/P	28,757	530,000	5/11/63	300 bp	(38,721)
	CMBX NA BBB- Index	BBB-/P	32,140	606,000	5/11/63	300 bp	(45,014)
	CMBX NA BBB- Index	BBB-/P	40,048	724,000	5/11/63	300 bp	(52,129)
	CMBX NA BBB- Index	—	(103,524)	1,124,000	1/17/47	(300 bp)	(1,559)
	CMBX NA BBB- Index	—	(37,437)	450,000	1/17/47	(300 bp)	3,386
	CMBX NA BBB- Index	—	(17,403)	220,000	1/17/47	(300 bp)	2,555
	CMBX NA BBB- Index	—	(6,133)	114,000	1/17/47	(300 bp)	4,209

	Total		$921,168	$(145,260)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$858,615	$12,142,350	12/20/21	500 bp	$(116,594)

	Total		$858,615	$(116,594)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $216,161,266.
(b)	The aggregate identified cost on a tax basis is $412,264,683, resulting in gross unrealized appreciation and depreciation of $2,721,183 and $11,241,925, respectively, or net unrealized depreciation of $8,520,742.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund**	$6,506,207	$31,005,294	$20,154,562	$36,412	$17,356,939
	Totals	$6,506,207	$31,005,294	$20,154,562	$36,412	$17,356,939
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $159,573,009 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	90.2%
	Russia	1.5
	Greece	1.3
	Argentina	1.3
	Brazil	0.9
	Canada	0.8
	Mexico	0.8
	Luxembourg	0.5
	Indonesia	0.5
	Other	2.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $82,948 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,695,657 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,979,297 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$13,839
Energy	147,437	1,400	7,938
Health care	—	8,364	—
Utilities and power	—	13,480	—
Total common stocks	147,437	23,244	21,777
Convertible bonds and notes	—	64,597	—
Corporate bonds and notes	—	69,862,974	2
Foreign government and agency bonds and notes	—	16,168,506	—
Mortgage-backed securities	—	102,305,045	—
Preferred stocks	177,501	—	—
Purchased options outstanding	—	748,341	—
Purchased swap options outstanding	—	783,598	—
Senior loans	—	3,927,316	—
U.S. government and agency mortgage obligations	—	184,305,745	—
U.S. treasury obligations	—	409,313	—
Warrants	5,456	—	—
Short-term investments	17,356,939	7,436,150	—

Totals by level	$17,687,333	$386,034,829	$21,779

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$257,162	$—
Futures contracts	(28,550)	—	—
Written options outstanding	—	(652,804)	—
Written swap options outstanding	—	(1,223,725)	—
Forward premium swap option contracts	—	1,719	—
TBA sale commitments	—	(178,276,486)	—
Interest rate swap contracts	—	(597,755)	—
Total return swap contracts	—	64,473	—
Credit default contracts	—	(2,041,637)	—

Totals by level	$(28,550)	$(182,469,053)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,740,131	$3,781,768
Foreign exchange contracts	1,200,402	914,234
Equity contracts	5,456	—
Interest rate contracts	2,535,610	3,469,319

Total	$5,481,599	$8,165,321

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$106,300,000
Purchased currency option contracts (contract amount)		$7,600,000
Purchased swap option contracts (contract amount)		$426,500,000
Written TBA commitment option contracts (contract amount)		$159,500,000
Written currency option contracts (contract amount)		$7,600,000
Written swap option contracts (contract amount)		$455,300,000
Futures contracts (number of contracts)		10
Forward currency contracts (contract amount)		$200,200,000
OTC interest rate swap contracts (notional)		$4,900,000
Centrally cleared interest rate swap contracts (notional)		$412,000,000
OTC total return swap contracts (notional)		$114,900,000
OTC credit default contracts (notional)		$35,600,000
Centrally cleared credit default contracts (notional)		$9,100,000
Warrants (number of warrants)		3,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared interest rate swap contracts§	—	—	940,577	—	—	—	—	—	—	—	—	—	—	—	—	940,577
	OTC Total return swap contracts*#	—	176,331	—	19,193	24,581	—	109,178	—	8,226	59,480	—	—	—	—	—	396,989
	OTC Credit default contracts*#	—	—	—	—	749,804	—	499,818	—	—	490,509	—	—	—	—	—	1,740,131
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	5,717	—	—	—	—	5,717
	Forward currency contracts#	177,071	32,371	—	261,380	56,103	—	177,920	10,835	179,611	—	—	88,271	39,015	73,508	21,128	1,117,213
	Forward premium swap option contracts#	57,926	—	—	—	—	—	895	—	53,090	—	—	—	—	—	—	111,911
	Purchased swap options#	115,991	147,642	—	269,664	2,984	—	8,356	—	238,961	—	—	—	—	—	—	783,598
	Purchased options#	5,562	—	—	—	—	—	77,627	—	665,152	—	—	—	—	—	—	748,341

	Total Assets	$356,550	$356,344	$940,577	$550,237	$833,472	$—	$873,794	$10,835	$1,145,040	$549,989	$5,717	$88,271	$39,015	$73,508	$21,128	$5,844,477

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$302,323	$—	$—	$—	$—	$—	$—	$302,323
	Centrally cleared interest rate swap contracts§	—	—	1,023,297	—	—	—	—	—	—	—	—	—	—	—	—	1,023,297
	OTC Total return swap contracts*#	—	65,262	—	—	105,123	2,423	119,124	—	33,410	7,174	—	—	—	—	—	332,516
	OTC Credit default contracts*#	122,859	—	—	—	1,450,199	—	640,079	—	—	593,422	—	—	—	—	—	2,806,559
	Centrally cleared credit default contracts§	—	—	163	—	—	—	—	—	—	—	—	—	—	—	—	163
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	3,566	—	—	—	—	3,566
	Forward currency contracts#	47,883	70,273	—	143,697	6,334	—	84,166	25,992	145,433	—	—	106,898	77,419	128,041	23,915	860,051
	Forward premium swap option contracts#	57,471	8,953	—	—	—	—	854	—	42,914	—	—	—	—	—	—	110,192
	Written swap options#	108,944	233,680	—	119,691	110,241	—	627	—	650,542	—	—	—	—	—	—	1,223,725
	Written options#	44,060	—	—	—	—	—	10,123	—	598,621	—	—	—	—	—	—	652,804

	Total Liabilities	$381,217	$378,168	$1,023,460	$263,388	$1,671,897	$2,423	$854,973	$25,992	$1,773,243	$600,596	$3,566	$106,898	$77,419	$128,041	$23,915	$7,315,196

	Total Financial and Derivative Net Assets	$(24,667)	$(21,824)	$(82,883)	$286,849	$(838,425)	$(2,423)	$18,821	$(15,157)	$(628,203)	$(50,607)	$2,151	$(18,627)	$(38,404)	$(54,533)	$(2,787)	$(1,470,719)
	Total collateral received (pledged)##†	$—	$(21,824)	$—	$286,849	$(838,425)	$—	$18,821	$—	$(628,203)	$(50,607)	$—	$—	$—	$—	$—
	Net amount	$(24,667)	$—	$(82,883)	$—	$—	$(2,423)	$—	$(15,157)	$—	$—	$2,151	$(18,627)	$(38,404)	$(54,533)	$(2,787)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017